REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) - USD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2018	Jul. 31, 2017
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				$ 5,467,111
Initial Cost to Company
Land				6,067,805
Building & Improvements				22,948,066
Cost Capitalized Subsequent to Acquisition
Improvements				63,045,752
Carried Cost
Gross Amount at Which Carried At Close of Period
Land				6,067,805
Building & Improvements				85,993,818
Total	$ 89,016,227	$ 86,936,827	$ 86,936,827	92,061,623	$ 89,016,227
Accumulated Depreciation	39,648,642	38,008,810	38,008,810	41,382,962	39,648,642
Property and Equipment				92,411,787	89,353,787
Accumulated depreciation				41,618,803	$ 39,868,698
Investment in Real Estate
Balance at Beginning of Year	89,016,227	86,936,827	84,474,345
Improvements	3,045,396	2,079,400	2,462,482
Retirements
Balance at End of Year	92,061,623	89,016,227	86,936,827
Accumulated Depreciation
Balance at Beginning of Year	39,648,642	38,008,810	36,413,975
Additions Charged to Costs and Expenses	1,734,320	1,639,832	1,594,835
Retirements
Balance at End of Year	$ 41,382,962	$ 39,648,642	$ 38,008,810
Buildings and Improvements [Member] | Minimum [Member]
Gross Amount at Which Carried At Close of Period
Life on Which Depreciation in Latest Income Statement is Computed	18 years
Buildings and Improvements [Member] | Maximum [Member]
Gross Amount at Which Carried At Close of Period
Life on Which Depreciation in Latest Income Statement is Computed	40 years
Improvements to leased property [Member] | Minimum [Member]
Gross Amount at Which Carried At Close of Period
Life on Which Depreciation in Latest Income Statement is Computed	3 years
Improvements to leased property [Member] | Maximum [Member]
Gross Amount at Which Carried At Close of Period
Life on Which Depreciation in Latest Income Statement is Computed	40 years
Office Furniture and Equipment and Transportation Equipment [Member]
Gross Amount at Which Carried At Close of Period
Property and Equipment				350,164
Accumulated depreciation				235,841
Bond St. Building Brooklyn, NY Two [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				5,467,111
Initial Cost to Company
Land				3,901,349
Building & Improvements				7,403,468
Cost Capitalized Subsequent to Acquisition
Improvements				23,917,153
Carried Cost
Gross Amount at Which Carried At Close of Period
Land				3,901,349
Building & Improvements				31,320,621
Total	$ 35,221,970			35,221,970
Accumulated Depreciation	12,941,445			12,941,445
Investment in Real Estate
Balance at End of Year	35,221,970
Accumulated Depreciation
Balance at End of Year	12,941,445
Jamaica, New York [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land
Building & Improvements				3,215,699
Cost Capitalized Subsequent to Acquisition
Improvements				17,588,009
Carried Cost
Gross Amount at Which Carried At Close of Period
Land
Building & Improvements				20,803,708
Total	20,803,708			20,803,708
Accumulated Depreciation	10,987,347			10,987,347
Investment in Real Estate
Balance at End of Year	20,803,708
Accumulated Depreciation
Balance at End of Year	10,987,347
Fishkill, New York Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land				594,723
Building & Improvements				7,212,116
Cost Capitalized Subsequent to Acquisition
Improvements				5,853,612
Carried Cost
Gross Amount at Which Carried At Close of Period
Land				594,723
Building & Improvements				13,065,728
Total	13,660,451			13,660,451
Accumulated Depreciation	9,058,246			9,058,246
Investment in Real Estate
Balance at End of Year	13,660,451
Accumulated Depreciation
Balance at End of Year	9,058,246
Brooklyn, New York, Jowein Building, Fulton Street and Elm Place Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land				1,324,957
Building & Improvements				728,327
Cost Capitalized Subsequent to Acquisition
Improvements				15,600,458
Carried Cost
Gross Amount at Which Carried At Close of Period
Land				1,324,957
Building & Improvements				16,328,785
Total	17,653,742			17,653,742
Accumulated Depreciation	5,591,005			5,591,005
Investment in Real Estate
Balance at End of Year	17,653,742
Accumulated Depreciation
Balance at End of Year	5,591,005
Levittown, New York, Hempstead Turnpike [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land				125,927
Building & Improvements
Cost Capitalized Subsequent to Acquisition
Improvements
Carried Cost
Gross Amount at Which Carried At Close of Period
Land				125,927
Building & Improvements
Total	125,927			125,927
Accumulated Depreciation
Investment in Real Estate
Balance at End of Year	125,927
Accumulated Depreciation
Balance at End of Year
Circleville, Ohio, Tarlton Road [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land				120,849
Building & Improvements				4,388,456
Cost Capitalized Subsequent to Acquisition
Improvements				86,520
Carried Cost
Gross Amount at Which Carried At Close of Period
Land				120,849
Building & Improvements				4,474,976
Total	4,595,825			4,595,825
Accumulated Depreciation	2,804,919			$ 2,804,919
Investment in Real Estate
Balance at End of Year	4,595,825
Accumulated Depreciation
Balance at End of Year	$ 2,804,919